                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-86642
                                                                 811-8874


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT FOUR
--------------------------------------------------------------------------------

                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2003

THE FOLLOWING VARIABLE PORTFOLIOS ARE NOT CURRENTLY AVAILABLE FOR INVESTMENT. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE OR THE ANNUITY SERVICE CENTER FOR THE VARIABLE PORTFOLIO'S AVAILABILITY DATE.

            Small & Mid Cap Value Portfolio
            American Funds Global Growth Portfolio
            American Funds Growth Portfolio
            American Funds Growth-Income Portfolio
            Lord Abbett Series Fund Growth & Income Portfolio
            Marsico Growth Portfolio
            Foreign Value Portfolio
            Van Kampen LIT Comstock Portfolio
            Van Kampen LIT Emerging Growth Portfolio
            Van Kampen LIT Growth and Income Portfolio
            MFS Total Return Portfolio

THE FOLLOWING REPLACES THE FOOTNOTE TO THE ASTERISKED FUNDS LISTS IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS:

      *This Variable Portfolio is not currently available for investment. Please check with your financial representative or the Annuity Service Center for the Variable Portfolio's availability date.




Date: May 27, 2003

                Please keep this Supplement with your Prospectus.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT FOUR
--------------------------------------------------------------------------------

                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2003


THE FOLLOWING VARIABLE PORTFOLIOS ARE NOT CURRENTLY AVAILABLE FOR INVESTMENT. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE OR THE ANNUITY SERVICE CENTER FOR THE VARIABLE PORTFOLIO'S AVAILABILITY DATE.

            Small & Mid Cap Value Portfolio
            American Funds Global Growth Portfolio
            American Funds Growth Portfolio
            American Funds Growth-Income Portfolio
            Lord Abbett Series Fund Growth & Income Portfolio
            Marsico Growth Portfolio
            Foreign Value Portfolio
            MFS Total Return Portfolio

THE FOLLOWING REPLACES THE FOOTNOTE TO THE ASTERISKED FUNDS LISTS IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS:

      *This Variable Portfolio is not currently available for investment. Please check with your financial representative or the Annuity Service Center for the Variable Portfolio's availability date.





Date: May 27, 2003

                Please keep this Supplement with your Prospectus.